Note 4 - Intangible Assets and Goodwill - Schedule of Intangible Assets (Details) - USD ($)	Dec. 31, 2022	Mar. 31, 2022	Mar. 31, 2021
Customer relationships	$ 2,100,000	$ 2,100,000
Non-compete agreements	250,000	250,000
Total intangible assets	2,350,000	2,350,000
Accumulated amortization and impairment	(826,399)	(633,669)
Finite-Lived Intangible Assets, Net, Ending Balance	$ 1,523,601	1,716,331
Banner Midstream Corp. [Member]
Customer relationships		2,100,000	$ 2,100,000
Non-compete agreements		250,000	250,000
Total intangible assets		2,350,000	2,350,000
Accumulated amortization and impairment		(633,669)	(284,855)
Finite-Lived Intangible Assets, Net, Ending Balance		$ 1,716,331	$ 2,065,145